Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Carrier Services	$ 132,171				$ 124,373					$ 502,085	$ 447,894	$ 391,762
Enterprise Services	44,779				39,485					170,440	151,390	129,104
Information Services	39,466				35,724					158,863	21,171
Total revenue	216,416	214,172	211,172	206,462	199,582	174,180	152,497	147,683	146,095	831,388	620,455	520,866
Segment contribution:
Carrier Services	114,394				108,446					438,213	391,000	352,317
Enterprise Services	20,903				16,731					73,466	65,080	59,284
Information Services	17,768				18,014					77,291	12,583
Total segment contribution	153,065				143,191					588,970	468,663	411,601
Indirect operating expenses:
Cost of revenue (excluding depreciation and amortization shown separately below)	25,161				24,269					98,777	83,990	75,690
Sales and marketing	6,835				5,730					23,632	17,340	16,345
Research and development	4,284				4,860					16,644	16,234	11,871
General and administrative	21,292				20,718					79,814	92,317	63,750
Depreciation and amortization	24,665				22,706					92,955	46,209	32,861
Restructuring charges	2				522					489	3,549	5,361
Income from Operations	$ 70,826	$ 69,288	$ 74,625	$ 68,360	$ 64,386	$ 39,399	$ 58,075	$ 55,235	$ 56,315	$ 276,659	$ 209,024	$ 205,723